Business and Summary of Significant Accounting Policies (Organization) (Details) (USD $)	9 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended								9 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 01, 2013 segment state	Jan. 01, 2013 segment state	Jan. 03, 2012	Dec. 28, 2010	Dec. 27, 2010	Dec. 29, 2009	Jan. 01, 2013 Additional Paid-in Capital [Member]	Jan. 03, 2012 Additional Paid-in Capital [Member]	Jan. 01, 2013 Retained Earnings [Member]	Jan. 01, 2013 Minimum [Member]	Jan. 01, 2013 Maximum [Member]	Oct. 01, 2013 Company-Owned [Member] restaurant	Jan. 01, 2013 Company-Owned [Member] restaurant	Oct. 01, 2013 Franchise [Member] restaurant	Jan. 01, 2013 Franchise [Member] restaurant	Jan. 03, 2012 Franchise [Member] restaurant	Dec. 28, 2010 Franchise [Member] restaurant	Oct. 01, 2013 IPO [Member]	Oct. 01, 2013 Over-Allotment Option [Member]	Jan. 01, 2013 Class A Common Stock [Member]	Jan. 03, 2012 Class A Common Stock [Member]	Dec. 28, 2010 Class A Common Stock [Member]	Oct. 01, 2013 Class A Common Stock [Member] IPO [Member]	Jul. 02, 2013 Restatement Adjustment [Member] General and Administrative Expense [Member]	Jul. 03, 2012 Restatement Adjustment [Member] General and Administrative Expense [Member]	Jan. 01, 2013 Restatement Adjustment [Member] General and Administrative Expense [Member]	Jan. 03, 2012 Restatement Adjustment [Member] General and Administrative Expense [Member]	Dec. 28, 2010 Restatement Adjustment [Member] General and Administrative Expense [Member]
Organization [Line Items]
Number of restaurants												310	276	58	51	45	43
Number of states in which Noodles & Company operates	29	25
Number of operating segments	1	1
Number of reportable segments	1	1
Collaborative group, ownership percentage					90.00%
Share price (USD per share)		$ 12.13																					$ 18.00
Issuance of common stock, net of transaction expenses, shares																			803,571	14,594,760	14,594,760	14,594,760	6,160,714
Common stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01																	$ 0.01			$ 0.01
Issuance of common stock, net of transaction expenses																		$ 100,200,000
Repayments of long term debt	200,000
Number of weeks in fiscal year	364 days	364 days	371 days	364 days						364 days	371 days
Temporary equity	0	3,601,000	2,572,000	2,572,000		0
Misstatements in prior years							2,600,000	2,600,000	1,000,000
Temporary equity, shares outstanding (shares)		296,828
Reclassification of operating costs to general and administrative expense																								$ 1,000,000	$ 1,300,000	$ 2,900,000	$ 2,600,000	$ 2,400,000